UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             November 14, 2007
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        91
                                           -----------

Form 13F Information Table Entry Value:     1,145,423
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 9-30-07

       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108   31,584    2,098,595   SH  SOLE                        2,098,595
Acorda Therapeutics             COM           00484M106   21,054    1,147,390   SH  SOLE                        1,147,390
Adolor Corp.                    COM           00724X102      872      254,921   SH  SOLE                          254,921
Alkermes                        COM           01642T108    3,598      195,557   SH  SOLE                          195,557
Allos Therapeutics Inc.         COM           019777101   41,522    8,741,480   SH  SOLE                        8,741,480
Alsius Corp.                    COM           021211107      396       64,850   SH  SOLE                           64,850
Altus Pharmaceuticals Inc.      COM           02216N105      425       40,477   SH  SOLE                           40,477
Amicus Therapeutics             COM           03152W109   12,711      760,680   SH  SOLE                          760,680
Amylin Pharmaceuticals Inc.     COM           032346108   44,590      891,794   SH  SOLE                          891,794
Anesiva Inc.                    COM           21872P501    8,093    1,409,854   SH  SOLE                        1,409,854
AP Pharma                       COM           00202J203    3,106    1,515,152   SH  SOLE                        1,515,152
Aradigm Corp.                   COM           038505301      133      100,000   SH  SOLE                          100,000
Arena Pharmaceuticals Inc.      COM           040047102      306       27,930   SH  SOLE                           27,930
Array Biopharma Inc.            COM           04269X105    2,941      261,928   SH  SOLE                          261,928
Atherogenics Inc.               COM           047439104       42       25,357   SH  SOLE                           25,357
Autoimmune Inc.                 COM           052776101       35       26,100   SH  SOLE                           26,100
Auxilium                        COM           05334D107   34,672    1,644,766   SH  SOLE                        1,644,766
Biocryst Pharmaceuticals Inc.   COM           09058V103   42,731    5,918,411   SH  SOLE                        5,918,411
BioEnvision                     COM           09059N100      271       51,394   SH  SOLE                           51,394
Biomarin Pharmaceutical Inc.    COM           09061G101      524       21,053   SH  SOLE                           21,053
Cerus Corp.                     COM           157085101    2,036      233,167   SH  SOLE                          233,167
Chelsea Therapeutics            COM           163428105    4,578      684,309   SH  SOLE                          684,309
Coley Pharmaceutical
   Group Inc.                   COM           19388P106    1,800      573,098   SH  SOLE                          573,098
Critical Therapeutics Inc.      COM           22674T105    2,110    1,146,913   SH  SOLE                        1,146,913
Curis Inc.                      COM           231269101       26       26,800   SH  SOLE                           26,800
Cyclacel Pharmaceuticals        COM           23254L108    1,523      273,386   SH  SOLE                          273,386
Cyclacel Pharmaceuticals
   Pfd. Conv. Ex 6%             PFD CONV EX   23254L207      526       95,500   SH  SOLE                           95,500
Cytokinetics Inc.               COM           23282W100    8,765    1,711,864   SH  SOLE                        1,711,864
Emergent Biosolutions           COM           29089Q105    2,714      305,593   SH  SOLE                          305,593
Epix Pharmaceuticals            COM           26881Q309      369       90,783   SH  SOLE                           90,783
Exelisis                        COM           30161Q104    1,871      176,657   SH  SOLE                          176,657
Genelabs Technologies Inc.      COM           368706206    1,435      755,179   SH  SOLE                          755,179
Genomic Health Inc.             COM           37244C101   91,980    4,793,090   SH  SOLE                        4,793,090
Halozyme Therapeutics Inc.      COM           40637H109    7,690      884,933   SH  SOLE                          884,933
Icagen Inc.                     COM           45104P104      151       75,468   SH  SOLE                           75,468
Idera Pharmaceuticals Inc.      COM           45168K108   20,000    2,272,725   SH  SOLE                        2,272,725
Immunogen Inc.                  COM           45253H101    1,326      285,100   SH  SOLE                          285,100
Immunomedics, Inc.              COM           452907108      286      125,000   SH  SOLE                          125,000
Incyte Corp.                    COM           45337C102   27,518    3,848,626   SH  SOLE                        3,848,626
Indevus Pharmaceuticals         COM           454072109    4,842      700,794   SH  SOLE                          700,794
Infinity Pharmaceuticals Inc.   COM           45665G303      776       85,651   SH  SOLE                           85,651
Intermune Inc.                  COM           45884X103   27,074    1,415,285   SH  SOLE                        1,415,285
Isis Pharmaceuticals Inc.       COM           464330109      282       18,859   SH  SOLE                           18,859
Kosan                           COM           50064W107   11,626    2,320,524   SH  SOLE                        2,320,524
Ligand Pharmaceuticals Inc.     CL B          53220K207      204       38,224   SH  SOLE                           38,224
Medarex Inc.                    COM           583916101    5,776      404,191   SH  SOLE                          404,191
Memory Pharma                   COM           58606R403      363      153,006   SH  SOLE                          153,006
Metabasis Therapeutics Inc.     COM           59101M105    6,817    2,334,466   SH  SOLE                        2,334,466
Micromet                        COM           59509C105    4,398    2,221,614   SH  SOLE                        2,221,614
Myriad Genetics Inc.            COM           62855J104   31,702      607,902   SH  SOLE                          607,902
Neopharm Inc.                   COM           640919106       54       54,643   SH  SOLE                           54,643
Neose Technologies Inc.         COM           640522108    3,442    2,235,590   SH  SOLE                        2,235,590
Neurogen Corp.                  COM           64124E106   22,853    5,147,078   SH  SOLE                        5,147,078
Novo-Nordisk                    COM           670100205   25,422      210,028   SH  SOLE                          210,028
Onyx Inc.                       COM           683399109    5,468      125,650   SH  SOLE                          125,650
Optimer Pharmaceuticals         COM           68401H104   10,367    1,247,500   SH  SOLE                        1,247,500
OSI Pharmaceuticals             COM           671040103    7,608      223,826   SH  SOLE                          223,826
Pharmacyclics Inc.              COM           716933106      744      323,598   SH  SOLE                          323,598
Pharmasset Inc.                 COM           71715N106    2,165      178,056   SH  SOLE                          178,056
Pharmion Corp.                  COM           71715B409  112,702    2,442,605   SH  SOLE                        2,442,605
Poniard Pharmaceuticals Inc.    COM           732449301      214       37,755   SH  SOLE                           37,755
Pozen Inc.                      COM           73941U102    3,570      322,753   SH  SOLE                          322,753
Salix Pharmaceuticals, Inc.     COM           795435106    4,346      349,906   SH  SOLE                          349,906
Seattle Genetics Inc.           COM           812578102   52,970    4,712,589   SH  SOLE                        4,712,589
Siga Technologies Inc.          COM           826917106    3,822      955,488   SH  SOLE                          955,488
Sirtris Pharmaceuticals Inc.    COM           82968A105      407       23,843   SH  SOLE                           23,843
Spectrum Pharmaceuticals Inc.   COM           84763A108    3,348      793,257   SH  SOLE                          793,257
Sunesis Pharmaceuticals Inc.    COM           867328502    3,042    1,317,039   SH  SOLE                        1,317,039
Supergen                        COM           868059106    5,183    1,194,249   SH  SOLE                        1,194,249
Symyx Technologies, Inc.        COM           87155S108    2,630      302,621   SH  SOLE                          302,621
Tapestry Pharmaceuticals Inc.   COM           876031204    3,020    2,000,000   SH  SOLE                        2,000,000
Targacept                       COM           87611R306    1,240      137,950   SH  SOLE                          137,950
Theravance Inc.                 COM           88338T104   10,720      410,869   SH  SOLE                          410,869
Threshold Pharma                COM           885807107    2,015    2,263,600   SH  SOLE                        2,263,600
Torreypines Therapeutics        COM           89235K105    1,237      204,465   SH  SOLE                          204,465
Trimeris Inc.                   COM           896263100   26,928    3,461,175   SH  SOLE                        3,461,175
Vertex Pharmaceuticals Inc.     COM           92532F100   55,048    1,433,161   SH  SOLE                        1,433,161
Viacell                         COM           92554J105       47       10,024   SH  SOLE                           10,024
Via Pharmaceuticals             COM           92554T103      368      102,881   SH  SOLE                          102,881
Vion Pharm                      COM           927624AA4      114      148,118   SH  SOLE                          148,118
Viropharma Inc.                 COM           928241108   53,795    6,044,413   SH  SOLE                        6,044,413
Xenoport Inc.                   COM           98411C100   46,482      987,918   SH  SOLE                          987,918
Alexion Pharmaceuticals
   Notes 1.375% 2/01/2012       CONV BONDS    015351AF6   17,700    8,300,000  PRN  SOLE                        8,300,000
Amylin Pharmaceuticals
   Notes 2.5% 4/15/11           CONV BONDS    032346AD0   10,929    7,000,000  PRN  SOLE                        7,000,000
Biomarin Pharmaceuticals
   Notes 1.875% 4/23/2017       CONV BONDS    09061GAD3   16,530   12,000,000  PRN  SOLE                       12,000,000
Biomarin Pharmaceuticals
   Notes 2.5% 3/29/2013         CONV BONDS    09061GAC5   30,244   18,569,000  PRN  SOLE                       18,569,000
Incyte Genomics
   Notes 3.5% 2/15/2011         CONV BONDS    45337CAE2   17,359   18,972,000  PRN  SOLE                       18,972,000
Intermune Inc
   Notes .25% 3/01/2011         CONV BONDS    45884XAC7    9,563    8,500,000  PRN  SOLE                        8,500,000
Medarex Inc
   Notes 2.25% 5/15/2011        CONV BONDS    583916AG6   16,907   13,472,000  PRN  SOLE                       13,472,000
Viropharma Inc.
   Notes 2.0% 3/15/2017         CONV BONDS    928241AH1   34,650   45,000,000  PRN  SOLE                       45,000,000